Cost of Sales	12 Months Ended
Dec. 31, 2017
Cost of Sales [Abstract]
COST OF SALES
9.	COST OF SALES

Cost of sales comprises of purchasing materials, labor costs for personnel employed in production, depreciation of non-current assets used for production purpose, outsourced manufacturing cost, taxes and surcharges, and water and electricity. The following table shows a breakdown of cost of sales for the periods presented for each category:

	Year ended December 31,
	2017	2016	2015
Changes in inventories of finished goods and work in progress	227,132	(302,979)	64,814
Materials consumed in production	41,057	120,847	183,831
Purchases of finished goods	33,877,598	36,567,197	44,786,912
Labor	602,196	1,313,120	787,472
Depreciation	370,858	236,578	252,055
Rental	-	-	23,184
Outsourced manufacturing cost	-	-	-
Taxes and surcharges *	157,314	253,039	212,516
Water and electricity	52,796	48,557	55,522
Inventory provision	8	320	342
Others	120,886	238,562	197,778
Foreign currency translation difference	(175,493)	566,691	(53,152)
	35,274,352	39,041,932	46,511,274

*	Tax and surcharges are mainly Urban Maintenance and Construction Tax (7% of Valued Added Tax payment amount), Extra Charges of Education Fund (3% of Valued Added Tax payment amount) and Local Surcharge for Education Fund (2% of Valued Added Tax payment amount).